GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL.
Schedule of carrying value of goodwill

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2024	3,650,504	955,220	4,605,724
Balance as of December 31, 2025	3,650,504	955,220	4,605,724
Balance as of December 31, 2025, in US$	522,015	136,595	658,610